SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ / shares in Units, ¥ in Millions				9 Months Ended	12 Months Ended
	Jun. 23, 2021 $ / shares shares	May 10, 2021 USD ($) ft²	Jun. 23, 2020 USD ($) shares	Sep. 30, 2021 USD ($) ft² $ / shares	Sep. 30, 2021 USD ($) ft² $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) shares	Sep. 30, 2011 USD ($)	Jun. 30, 2022 USD ($)	Dec. 25, 2020 USD ($)	Dec. 25, 2020 CNY (¥)	Oct. 02, 2020 USD ($)	Dec. 11, 2019 $ / shares
Uncollectable account receivable written-off				$ 99,528	$ 99,528
Allowance for uncollectable balances				14,691	14,691	$ 93,032	$ 73,386
[custom:AllowanceForDoubtfulAccounts-0]						13,141
Inventory reserve				147,960	147,960	439,486
Deferred Offering Costs						510,079
Short term investments					$ 565
Estimated useful lives of intangible assets				50 years
Land acquired | ft²		8.2		4.1	4.1
Payments to acquire property, plant, and equipment					$ 51,878	31,885	213,634
Operating lease liabilities				$ 209,574	209,574							$ 200,000
Finance lease liabilities										$ 300,000	¥ 2
Deferred revenue				$ 1,096,101	1,096,101	385,978
Deferred revenue, revenue recognized					403,399	213,734	1,441,595
Research and development expense					249,050	205,359	522,867
Advertising expenses					25,397	14,264	51,257
Government subsidies					$ 449,972	362,187	140,295
Value added tax rate description					17% (starting from May 1, 2018, VAT rate was lowered to 16%, and starting from April 1, 2019, VAT rate was further lowered to 13%),
Employee defined cost					$ 54,189	30,724	68,128
Share-based compensation expenses					$ 422,221	$ 211,112
Common stock, par value | $ / shares				$ 0.0001	$ 0.0001	$ 0.0001							$ 0.0001
Share price | $ / shares				$ 5.0	$ 5.0
Antidilutive shares | shares					90,402
Operating lease right of use assets				$ 201,007	$ 201,007
Operating lease liabilities				62,871	$ 62,871
Accounting Standards Update 2016-02 [Member]
Operating lease right of use assets												200,000
Operating lease liabilities												$ 200,000
Option Shares [Member]
Antidilutive shares | shares					36,000
Underwriter Warrants [Member]
Antidilutive shares | shares					101,200
Three Independent Directors [Member] | Common Stock [Member]
Shares issued, shares | shares	36,000
Common stock, par value | $ / shares	$ 0.0001
Share price | $ / shares	$ 0.01
VAT [Member]
Income tax payable				3,300,000	$ 3,300,000
VAT [Member] | Subsequent Event [Member]
Unpaid income tax liabilities									$ 3,300,000
Forecast [Member]
Unpaid income tax liabilities									$ 1,700,000
CHINA
Income tax payable				$ 1,700,000	$ 1,700,000
Tongchuan Cip Project [Member]
Payments to acquire property, plant, and equipment								$ 200,000
Yumen Cip Project [Member]
Payments to acquire property, plant, and equipment		$ 300,000
Consulting Service Agreements [Member] | Consultants [Member]
Number of shares issued for service | shares			633,333
Number of shares issued for service, value			$ 633,333
Xi'an DT [Member]
Non-controlling interests rate				25.00%	25.00%
Tianjin YHX [Member]
Non-controlling interests rate				49.00%	49.00%	49.00%